UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	August 2,2010
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   58
Form 13F Information Table Value Total:   115629 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     3607    45660 SH       SOLE                    44010              1650
A T & T INC NEW                COM              00206R102     2888   119382 SH       SOLE                   116132              3250
ABBOTT LABORATORIES            COM              002824100      225     4800 SH       SOLE                     4800
AGILENT TECH INC               COM              00846u101     1592    56000 SH       SOLE                    55625               375
ALEXANDER & BALDWIN INC        COM              014482103      989    33215 SH       SOLE                    31815              1400
AMERICAN EXPRESS CO            COM              025816109     2300    57924 SH       SOLE                    57524               400
APACHE CORP                    COM              037411105      322     3820 SH       SOLE                     3595               225
APPLIED MATERIALS INC          COM              038222105     1392   115785 SH       SOLE                   112660              3125
AUTODESK INC                   COM              052769106      731    30000 SH       SOLE                    30000
AUTOMATIC DATA PROCESSINGINC   COM              053015103     1662    41290 SH       SOLE                    40590               700
BERKSHIRE HATHAWAY INCDEL CL B COM              084670702     3143    39440 SH       SOLE                    38640               800
BOEING CO                      COM              097023105     1947    31035 SH       SOLE                    30185               850
BOSWELL JG CO COM              COM              101205102      313      581 SH       SOLE                       50               531
CHEVRON CORP NEW               COM              166764100     4939    72782 SH       SOLE                    72782
CHUBB CORP                     COM              171232101     2827    56535 SH       SOLE                    53885              2650
COCA COLA CO                   COM              191216100     3174    63320 SH       SOLE                    60770              2550
CONOCOPHILLIPS                 COM              20825c104     2347    47807 SH       SOLE                    46057              1750
CONSTELLATION ENERGYGROUP      COM              210371100      249     7735 SH       SOLE                     7735
COOPER INDUSTRIES PLC          COM              g24140108     1090    24780 SH       SOLE                    24530               250
COSTCO WHOLESALE CORP          COM              22160k105     2127    38793 SH       SOLE                    37993               800
DEERE & COMPANY                COM              244199105     2743    49270 SH       SOLE                    48370               900
DISNEY WALT CO                 COM              254687106     2743    87085 SH       SOLE                    85385              1700
DOMINION RESOURCES INCVA  NEW  COM              25746u109      347     8960 SH       SOLE                     6110              2850
DU PONT E I DE NEMOURS& CO     COM              263534109     2465    71250 SH       SOLE                    68750              2500
EMERSON ELECTRIC CO            COM              291011104     2911    66630 SH       SOLE                    64580              2050
ESTEE LAUDER COMPANIESINC CL A COM              518439104     2529    45385 SH       SOLE                    44035              1350
EXXON MOBIL CORP               COM              30231g102     3474    60870 SH       SOLE                    59120              1750
FEDEX CORP                     COM              31428x106     1684    24022 SH       SOLE                    23522               500
GENERAL ELECTRIC CO            COM              369604103     1406    97487 SH       SOLE                    96737               750
HEWLETT-PACKAR CO	       COM              539347204      190     4400 SH       SOLE                     4400
HOME DEPOT INC                 COM              437076102     1203    42870 SH       SOLE                    42870
INTEL CORP                     COM              458140100     3556   182834 SH       SOLE                   178684              4150
INTL BUSINESS MACH             COM              459200101     2681    21714 SH       SOLE                    21514               200
INTUIT INC                     COM              461202103     1494    42965 SH       SOLE                    42415               550
JOHNSON & JOHNSON              COM              478160104     3159    53485 SH       SOLE                    51335              2150
JPMORGAN CHASE & CO            COM              46625h100     1789    48880 SH       SOLE                    47580              1300
KELLOGG COMPANY                COM              487836108     2739    54460 SH       SOLE                    51960              2500
LILLY ELI & CO                 COM              532457108     3234    96545 SH       SOLE                    93395              3150
LOEWS CORP                     COM              540424108     1413    42410 SH       SOLE                    41910               500
MEDTRONIC INC                  COM              585055106     3028    83485 SH       SOLE                    80385              3100
MICROSOFT CORP                 COM              594918104     4043   175706 SH       SOLE                   169006              6700
NEWS CORP LTD CL A             COM              65248E104     1401   117138 SH       SOLE                   115938              1200
NOBLE ENERGY INC COM           COM              655044105     1636    27125 SH       SOLE                    26575               550
NORDSTROM INC                  COM              655664100      968    30086 SH       SOLE                    30086
NOVARTIS AG ADR                COM              66987v109     1753    36289 SH       SOLE                    35889               400
PACCAR INC                     COM              693718108     1096    27480 SH       SOLE                    27230               250
PHILIP MORRIS INTL INCCOM      COM              718172109     1727    37685 SH       SOLE                    36135              1550
PROCTER & GAMBLE CO            COM              742718109     4006    66793 SH       SOLE                    64693              2100
SCHLUMBERGER LMT               COM              806857108     2446    44200 SH       SOLE                    42500              1700
SIEMENS AG ADR                 COM              826197501      422     4710 SH       SOLE                     4510               200
SIGMA ALDRICH CORP             COM              826552101     1598    32065 SH       SOLE                    31465               600
STATE STREET CORP              COM              857477103      827    24440 SH       SOLE                    23890               550
SYSCO CORP                     COM              871829107     2457    86010 SH       SOLE                    82760              3250
US BANCORP DEL COMNEW          COM              902973304     1160    51880 SH       SOLE                    50880              1000
WAL-MART STORES INC            COM              931142103     3473    72245 SH       SOLE                    69545              2700
WASHINGTON POST CO CLB         COM              939640108     1266     3083 SH       SOLE                     3033                50
WELLS FARGO & CO NEW           COM              949746101     1630    63671 SH       SOLE                    61321              2350
ISHARES BARCLAYS US AGGREGATE                   464287226     1067 9950.000 SH       SOLE                 9950.000
Report Summary		     58 Data Records    (X1000)    115629 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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